INCOME TAX - Tax losses and excess of presumptive income (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 904,584	$ 654,057
Excess of presumptive income not recognized as deferred tax assets	267,481	268,153
Tax loss carry forwards and excess of presumptive income not recognized as deferred tax assets	1,172,065	922,210
Not later than one year [member]
Disclosure of income tax [Line Items]
Excess of presumptive income not recognized as deferred tax assets	61,152	43,668
Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets		4,732
Excess of presumptive income not recognized as deferred tax assets	45,738	64,590
Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets		1,758
Excess of presumptive income not recognized as deferred tax assets	61,296	48,170
Later than three years and not later than four years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	66
Excess of presumptive income not recognized as deferred tax assets	51,077	64,998
Later than four years and not later than five years [member]
Disclosure of income tax [Line Items]
Excess of presumptive income not recognized as deferred tax assets	48,218	46,727
Later than six years and not later than seven years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	1,216
Later than ten years and not later than eleven years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	173,118
Later than eleven years and not later than twelve years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	271,685	3,107
Later than twelve years and not later than thirteen years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets		160,084
Without expiration date [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 458,499	$ 484,376